Note 26	12 Months Ended
Dec. 31, 2023
Issued capital [abstract]
Disclosure of Common Stock [Text Block]	Capital
As of December 31, 2023 and 2022 BBVA’s share capital amounted to €2,860,590,786.20 and €2,954,757,116.36 divided into 5,837,940,380 and 6,030,116,564 shares, respectively; while as of December 31, 2021 BBVA’s share capital amounted to €3,267,264,424.20 divided into 6,667,886,580 shares. These decreases have been the result of the partial executions of the share capital reduction resolution adopted by the Ordinary Annual General Shareholders' Meeting of BBVA held on March 17, 2023, under item 3 of the agenda notified on June 2, 2023 and on December 19, 2023; and by the Annual General Shareholders' Meeting of BBVA held on March 18, 2022, under item seven of its agenda, which were notified by means of Other Relevant Information on June 15, 2022 and on September 30, 2022 (see Note 4).
As of December 31, 2023, 2022 and 2021, the shares were fully subscribed and paid-up, of the same class and series, of €0.49 par value each, and represented through book-entry accounts. All of the Bank´s shares carry the same voting and dividend rights, and no single stockholder enjoys special voting rights. Each and every share is part of the Bank’s capital.
The Bank’s shares are traded on the stock markets of Madrid, Barcelona, Bilbao and Valencia through the Sistema de Interconexión Bursátil Español (Mercado Continuo), as well as on the London and Mexico stock markets. BBVA American Depositary Shares (ADSs) traded on the New York Stock Exchange under the ticker “BBVA”.
Additionally, as of December 31, 2023, the shares of Banco BBVA Peru, S.A., BBVA Banco Provincial, S.A., Banco BBVA Colombia, S.A., Banco BBVA Argentina, S.A., and Garanti BBVA A.S., were listed on their respective local stock markets. Banco BBVA Argentina, S.A. was also quoted in the Latin American market (Latibex) of the Madrid Stock Exchange and the New York Stock Exchange. Also, the Depositary Receipts (“DR”) of Garanti BBVA, A.S. are listed in the London Stock Exchange. BBVA is also currently included, amongst other indexes, in the IBEX 35® Index, which is made up by the 35 most liquid securities traded on the Spanish Market and, technically, it is a price index that is weighted by capitalization and adjusted according to the free float of each company comprised in the index.
As of December 31, 2023, State Street Bank and Trust Co., The Bank of New York Mellon SA NV and Chase Nominees Ltd in their capacity as international custodian/depositary banks, held 15.73%, 1.81%, and 9.20% of BBVA common stock, respectively. Of said positions held by the custodian banks, BBVA is not aware of any individual shareholders with direct or indirect holdings greater than or equal to 3% of BBVA common stock outstanding.
On February 5, 2024, BlackRock, Inc. reported to the SEC that it beneficially owned 7.2% of BBVA’s common stock.
On November 8, 2023, Capital Research and Management Company reported to the Spanish Securities and Exchange Commission (CNMV) that, it had an indirect holding of BBVA common stock totaling 3.010%, of which 3.007% correspond to voting rights attributed to shares and 0.003% correspond to voting rights held through financial instruments.
BBVA is not aware of any direct or indirect interests through which control of the Bank may be exercised. Furthermore, BBVA has not received any information on stockholder agreements including the regulation of the exercise of voting rights at its Annual General Shareholders' Meetings or restricting or placing conditions on the free transferability of BBVA shares. No agreement is known to BBVA that could give rise to changes in the control of the Bank.
BBVA banking subsidiaries, associates and joint ventures worldwide, are subject to supervision and regulation from a variety of regulatory bodies in relation to, among other aspects, the satisfaction of minimum capital requirements. The obligation to satisfy such capital requirements may affect the ability of such entities to transfer funds in the form of cash dividends, loans or advances. In addition, under the laws of the various jurisdictions where such entities are incorporated, dividends may only be paid out through funds legally available for such purpose. Even when the minimum capital requirements are met and funds are legally available, the relevant regulators or other public administrations could discourage or delay the transfer of funds to the Group in the form of cash, dividends, loans or advances for prudential reasons.
Resolutions adopted by the Annual General Shareholders' Meeting
Capital increase
BBVA's Annual General Shareholders' Meeting held on March 18, 2022 resolved, under agenda item four, to confer authority on the Board of Directors of BBVA to increase BBVA's share capital, on one or several occasions, within the legal term of five years to be counted as from the date on which this resolution was adopted, up to the maximum amount corresponding to 50% of BBVA's share capital at the time of this authorization. Likewise, the Annual General Shareholders' Meeting resolved to confer on the Board of Directors authority to totally or partially exclude shareholders' pre-emptive subscription rights within the framework of a specific issue of shares that may be made thereunder.
However, the power to exclude pre-emptive subscription rights was limited, such that the nominal amount of any share capital increases resolved or effectively carried out with the exclusion of pre-emptive subscription rights and those that may be resolved or carried out to cover the conversion of convertible issuances that may equally be made with the exclusion of pre-emptive subscription rights in use of the authority delegated to issue convertible securities (other than contingently convertible securities, envisaged to meet regulatory requirements for their eligibility as capital instruments (CoCos)) as resolved by BBVA's Annual General Shareholders' Meeting held on March 18, 2022 under agenda item five and which is described in Note 22.4.1 (without prejudice to anti-dilution adjustments), may not exceed the nominal maximum overall amount of 10% of BBVA's share capital at the time of this authorization. This authority repealed the authority conferred by the Annual General Shareholders' Meeting held on March 17, 2017 under its agenda item four, which BBVA did not use.
As of the date of this document, the Bank has not exercised the authority conferred by the General Shareholders' Meeting.
Capital Decrease
BBVA's Annual General Shareholders' Meeting held on March 18, 2022 resolved, under agenda item seven, to approve the share capital reduction of BBVA by up to a maximum amount of 10% of the share capital on the date of this resolution, through the redemption of own shares acquired derivatively by BBVA, both those acquired by virtue of the authorization granted by the BBVA Annual General Shareholders' Meeting held on March 16, 2018 under item three of the agenda, and those that were acquired by virtue of the authorization granted by the General Shareholders' Meeting held on March 18, 2022 under item six of the agenda, from that date, through any mechanism whose objective or purpose is redemption. The implementation period of this resolution was until the date of the following Annual General Shareholders' Meeting, being rendered null and void from that date in respect of the amount not executed. The Annual General Shareholders' Meeting conferred authority on the Board of Directors of BBVA, with sub-delegation powers, to totally or partially execute the aforementioned share capital reduction, on one or more occasions, repealing the resolution adopted by the Annual General Shareholders' Meeting held on April 20, 2021 under agenda item six, which BBVA did not use.
In the execution of said resolution, (see Note 4), BBVA has executed the following share capital reductions:
–On June 15, 2022, BBVA notified the partial execution of the resolution through the reduction of BBVA’s share capital in a nominal amount of €137,797,167.90 and the consequent redemption, charged to unrestricted reserves, of 281,218,710 own shares of €0.49 par value each acquired derivatively by the Bank in execution of the First Tranche of the Program Scheme and which were held as treasury shares.
–On September 30, 2022, BBVA notified the second partial execution of the resolution through the reduction of BBVA’s share capital in a nominal amount of €174,710,139.94 and the consequent redemption, charged to unrestricted reserves, of 356,551,306 own shares of €0.49 par value each acquired derivatively by the Bank in execution of the Second Tranche of the Program Scheme and which were held as treasury shares.
BBVA's Annual General Shareholders' Meeting held on March 17, 2023 resolved, under agenda item three, to approve the share capital reduction of BBVA by up to a maximum amount of 10% of the share capital on the date of this resolution, through the redemption of own shares acquired derivatively by BBVA by virtue of the authorization granted by the General Shareholders' Meeting held on March 18, 2022 under item six of the agenda, through any mechanism whose objective or purpose is redemption, The implementation period of this resolution was until the date of the following Annual General Shareholders' Meeting, being rendered null and void from that date in respect of the amount not executed. The Annual General Shareholders' Meeting conferred authority on the Board of Directors of BBVA, with sub-delegation powers, to totally or partially execute the aforementioned share capital reduction, on one or more occasions, repealing the resolution adopted by the Annual General Shareholders' Meeting held on March 18, 2022, under agenda item seven, whose executions are described above.
In the execution of said resolution, (see Note 4), BBVA has executed the following share capital reductions:
–On June 2, 2023, BBVA notified the partial execution of the resolution through the reduction of BBVA’s share capital in a nominal amount of €31,675,343.91 and the consequent redemption, charged to unrestricted reserves, of 64,643,559 own shares of €0.49 par value each acquired derivatively by the Bank in execution of a share buyback program and which were held as treasury shares.
–On December 19, 2023, BBVA notified the second partial execution of the resolution through the reduction of BBVA’s share capital in a nominal amount of €62,490,986.25 and the consequent redemption, charged to unrestricted reserves, of 127,532,625 own shares of €0.49 par value each acquired derivatively by the Bank in execution of a share buyback program and which were held as treasury shares.
Convertible and/or exchangeable securities:
Note 22.4 introduces the details of the convertible and/or exchangeable securities.